S-K 1604, De-SPAC Transaction	Oct. 05, 2026
De-SPAC Transactions, Forepart [Line Items]
De-SPAC Forepart, Board Determination [Text Block]

After careful consideration, the board of directors of JATT II Acquisition Corp., a Cayman Islands exempted company, with limited liability (“JATT”), has unanimously approved, except for Dr. Sidhu, who recused himself from any JATT Board deliberations or decisions relating to a potential transaction with Talawar (as further described in the proxy statement/prospectus), and determined it to be in the best interests of JATT and its shareholders (“you”) to enter into the Business Combination Agreement, dated as of June 29, 2026, by and among JATT, Talawar Tx Inc., a Delaware corporation (“Talawar”) and Talawar Merger Sub, a Cayman Islands exempted company, with limited liability and a direct wholly-owned subsidiary of Talawar (“Merger Sub”), a copy of which is attached to this proxy statement/prospectus as Annex A (as it may be amended, modified, supplemented or otherwise modified from time to time in accordance with its terms, the “Business Combination Agreement”), pursuant to which, on the date the transactions contemplated by the Business Combination Agreement actually occur (the “Closing Date” and such closing, the “Closing”), Merger Sub will merge with and into JATT (the “Merger”), with JATT surviving the Merger as a wholly-owned subsidiary of Talawar (such transactions, the “Business Combination”), and unanimously, aside from Dr. Sidhu, recommends that shareholders vote or give instruction to vote “FOR” the adoption of the Business Combination Agreement and approval of the transactions contemplated thereby including the Merger, and “FOR” the proposals presented to JATT’s shareholders in the accompanying proxy statement/prospectus (the “Shareholder Proposals”). The Stock Split (as defined below), the Merger and the other transactions contemplated by the Business Combination Agreement or other transaction documents are collectively referred to as the “Transactions.” We refer to Talawar, as the continuing public company following the consummation of the Transactions, as the “Post-Closing Company.”

After careful consideration, the JATT Board has unanimously approved, except for Dr. Sidhu, who recused himself from any JATT Board deliberations or decisions relating to a potential transaction with Talawar (as further described in the proxy statement/prospectus), and determined it to be in the best interests of JATT and its shareholders to enter into the Business Combination and the Business Combination Agreement and unanimously, aside from Dr. Sidhu, recommends that shareholders vote or give instruction to vote “FOR” the adoption of the Business Combination Agreement and approval of the transactions contemplated thereby and “FOR” the Shareholder Proposals in the accompanying proxy statement/prospectus. The JATT Board received an opinion of Houlihan Capital, LLC, which it took into account in making a determination to approve the Transactions, to the effect that, as of the date of such opinion and subject to the assumptions, limitations, qualifications and other conditions contained therein, the Post-Closing Company Common Stock to be received in exchange for JATT Ordinary Shares in connection with the Merger are fair, from a financial point of view, to the unaffiliated shareholders of JATT. A copy of the written opinion is attached as Annex C to this proxy statement/prospectus. Please see the section entitled “Proposal No. 1 — The Business Combination Proposal — Opinion of Houlihan Capital” for further information. The JATT Board recommends that you vote “FOR” each of the Shareholder Proposals.

De-SPAC Forepart, Material Financing Transactions Will Occur, Description [Text Block]

At the effective time of the Merger (the “Effective Time”), by virtue of the Merger, each ordinary share of JATT, par value $0.0001 per share (the “JATT Ordinary Shares”) will be automatically converted into the right to receive one share of Post-Closing Company common stock, par value $0.00001 per share (the “Post-Closing Company Common Stock”).

Subject to, and in accordance with the terms and conditions of the Business Combination Agreement:

(a)
immediately prior to the Stock Split, all outstanding Talawar convertible instruments (including any simple agreements for future equity) (the “Talawar Convertible Instruments”) will be converted into shares of common stock of Talawar, par value $0.00001 per share (the “Talawar Common Shares”), pursuant to their respective terms, and all outstanding shares of Series L Preferred Stock of Talawar, par value $0.00001 per share (the “Talawar Preferred Shares”, together with the Talawar Common Shares, the “Talawar Shares”), will be automatically converted into Talawar Common Shares in accordance with the terms of Talawar’s Certificate of Incorporation and bylaws, as in effect immediately prior to the Effective Time;
(b)
immediately prior to the Effective Time, Talawar will effect a stock split pursuant to which each Talawar Common Share that is issued and outstanding immediately prior to the Effective Time shall be split into a number of shares of Post-Closing Company Common Stock determined by multiplying each such Talawar Common Share by the Exchange Ratio (as defined below) (the “Stock Split”); and

(c)
immediately prior to the Effective Time, each option to purchase Talawar Common Shares (each, a “Talawar Option”), that is outstanding and unexercised immediately prior to the Effective Time, whether then vested or unvested, will be automatically assumed by the Post-Closing Company and converted into an option to purchase a number of shares of Post-Closing Company Common Stock (each, an “Exchanged Option”) equal to the product (rounded down to the nearest whole share) of (x) the number of Talawar Common Shares subject to such Talawar Option immediately prior to the Effective Time and (y) the Exchange Ratio (as defined below), at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (A) the exercise price per share of such Talawar Option immediately prior to the Effective Time divided by (B) the Exchange Ratio. Except as specifically provided above, following the Effective Time, each Exchanged Option will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding Talawar Option immediately prior to the Effective Time.

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC, Report Concerning Approval of De-SPAC Transaction, Received, Prospectus Summary [Text Block]

Opinion of Houlihan Capital

The JATT Board retained Houlihan Capital to act as its financial advisor in connection with the transactions contemplated by the Business Combination Agreement. On June 28, 2026, Houlihan Capital rendered its oral opinion to the JATT Board, which was reaffirmed by delivery of Houlihan Capital’s written opinion dated June 29, 2026, and based upon and subject to the assumptions made, procedures followed, matters considered and qualifications and limitations on the scope of review undertaken by Houlihan Capital, as set forth in Houlihan Capital’s written opinion, the consideration to be issued or paid in the Business Combination is fair, from a financial point of view to the unaffiliated shareholders of JATT.

The full text of the written opinion of Houlihan Capital delivered to the JATT Board, dated June 29, 2026, is attached as Annex C and incorporated by reference into this proxy statement/prospectus in its entirety. The opinion sets forth, among other things, the assumptions made, procedures followed, matters considered and qualifications and limitations on the scope of the review undertaken by Houlihan Capital in rendering its opinion. All shareholders of JATT are urged to, and should, read the opinion carefully and in its entirety. Houlihan Capital’s opinion was directed to the JATT Board and addressed only the consideration to be issued or paid in the Business Combination is fair, from a financial point of view to the unaffiliated shareholders, in each case, as of the date of the opinion. Houlihan Capital’s opinion did not address any other aspect or implications of the Business Combination and does not constitute an opinion, advice or recommendation as to how any shareholder of JATT should vote at the Extraordinary General Meeting. The summary of Houlihan Capital’s opinion set forth in this proxy statement/prospectus is qualified in its entirety by reference to the full text of Houlihan Capital’s written opinion attached as Annex C hereto.

For further information, see the section “Proposal No. 1 — The Business Combination Proposal — Opinion of Houlihan Capital” and Annex C.

De-SPAC, Rights of Security Holders to Redeem Outstanding Securities [Text Block]

Redemption Rights

Pursuant to the Articles of Association, a Public Shareholder, who is not an Insider, may request to redeem all or a portion of its Public Shares for cash in connection with the Closing. As a Public Shareholder, you will be entitled to receive cash for any Public Shares to be redeemed only if you:

(a)
hold Public Shares;
(b)
submit a written request to Continental, including the legal name, phone number and address of the beneficial owner of the Public Shares for which redemption is requested, that JATT redeem all or a portion of your Public Shares for cash; and
(c)
deliver your share certificates for Public Shares (if any) along with the redemption forms to Continental, physically or electronically through DTC.

Public Shareholders must complete the procedures for electing to redeem their Public Shares in the manner described above prior to p.m., Eastern Time, on , 2026 two (2) business days prior to the initially scheduled date of the Extraordinary General Meeting in order for their Public Shares to be redeemed.

Public Shareholders may elect to redeem all or a portion of the Public Shares held by them, regardless of if or how they vote in respect of the Business Combination Proposal, and regardless of whether they hold Public Shares on the Record Date. If the Business Combination is abandoned, the Public Shares will be returned to the respective holder, broker or bank. If the Business Combination is consummated, and if a Public Shareholder properly exercises its redemption rights to redeem all or a portion of the Public Shares that it holds and timely delivers the certificates for its shares (if any) along with the redemption forms to Continental, JATT will redeem such Public Shares for the

Redemption Price, a per-share price, payable in cash, equal to the pro rata portion of the Trust Account, calculated as of two (2) business days prior to the consummation of the Business Combination. For illustrative purposes, as of September 30, 2026, this would have amounted to approximately $10.16 per issued and outstanding Public Share. If a Public Shareholder exercises its redemption rights in full, then it will be electing to exchange its Public Shares for cash and will no longer own Public Shares. See the section of the proxy statement/prospectus entitled “Extraordinary General Meeting of JATT — Redemption Rights” for a detailed description of the procedures to be followed if you wish to redeem your Public Shares for cash.

Notwithstanding the foregoing, a Public Shareholder, together with any affiliate of such Public Shareholder or any other person with whom such Public Shareholder is acting in concert or as a partnership, limited partnership, syndicate, or other group for the purposes of acquiring, holding, or disposing JATT Ordinary Shares, will be restricted from redeeming its Excess Shares without JATT's prior written consent and provided further that any Public Shareholder on whose behalf a redemption right is being exercised must identify itself to JATT in connection with any redemption election in order to validly redeem such Public Shares. Accordingly, if a Public Shareholder, together with any affiliate of such Public Shareholder or any other person with whom such Public Shareholder is acting in concert or as a partnership, limited partnership, syndicate, or other group for the purposes of acquiring, holding, or disposing JATT Ordinary Shares, seeks to redeem Excess Shares, then any such Excess Shares would not be redeemed for cash without JATT's prior written consent and compliance with the Existing Governing Documents.

The Sponsor and the Insiders have agreed to waive their redemption rights in connection with the consummation of the Business Combination with respect to any JATT Ordinary Shares, including the Founder Shares and Private Placement Shares, held by them. As of the Record Date, the Insiders beneficially owned, collectively, % of the issued and outstanding JATT Ordinary Shares.